Cover	Aug. 07, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A ("Amendment No. 1") is being filed with the Securities and Exchange Commission (the "SEC") solely to amend and supplement Item 9.01 of the Current Report on Form 8-K (the "Original 8-K") filed by Shore Bancshares, Inc. ("SHBI") on July 3, 2023, reporting under Item 2.01 the completion of its previously announced merger (the "Merger") with The Community Financial Corporation ("TCFC"). Under Item 9.01 of the Original 8-K, SHBI stated that (a) the financial statements of TCFC required by Item 9.01(a) of Form 8-K would be filed by amendment no later than 71 days following the date that the Original 8-K was required to be filed, and (b) the pro forma consolidated financial information required by Item 9.01(b) of Form 8-K would be filed by amendment no later than 71 days following the date that the Original 8-K was required to be filed. No other changes have been made to the Original 8-K. The pro forma financial information included in this Amendment No. 1 has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual operations that SHBI and TCFC would have achieved had the companies been combined during the periods presented in the pro forma financial information, and is not intended to project the future results of operations that the combined company may achieve after completion of the Merger.
Document Period End Date	Aug. 07, 2023
Entity File Number	000-22345
Entity Registrant Name	SHORE BANCSHARES, INC.
Entity Central Index Key	0001035092
Entity Tax Identification Number	52-1974638
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	18 E. Dover St.,
Entity Address, City or Town	Easton
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21601
City Area Code	410
Local Phone Number	763-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SHBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false